Quarterly Holdings Report
for

Fidelity Advisor® Series Growth Opportunities Fund

February 28, 2021

AXS3-QTLY-0421
1.967935.107

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 17.3%
Entertainment - 5.2%
Activision Blizzard, Inc.	33,008	$3,155,895
Netflix, Inc. (a)	20,600	11,100,310
Roku, Inc. Class A (a)	27,631	10,927,508
Sea Ltd. ADR (a)	47,831	11,273,288
The Walt Disney Co. (a)	11,864	2,242,771
		38,699,772
Interactive Media & Services - 10.0%
Alphabet, Inc.:
Class A (a)	5,023	10,156,054
Class C (a)	14,063	28,644,362
Facebook, Inc. Class A (a)	88,400	22,773,608
IAC (a)	3,826	936,720
JOYY, Inc. ADR	8,700	1,025,730
Kuaishou Technology Class B (b)	5,500	218,966
Match Group, Inc. (a)	8,106	1,239,002
Pinterest, Inc. Class A (a)	1,900	153,102
Snap, Inc. Class A (a)	58,300	3,827,978
Zoominfo Technologies, Inc.	107,700	5,645,634
		74,621,156
Media - 0.6%
Comcast Corp. Class A	63,319	3,338,178
TechTarget, Inc. (a)	8,200	685,766
		4,023,944
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc.	91,796	11,012,766

TOTAL COMMUNICATION SERVICES		128,357,638

CONSUMER DISCRETIONARY - 16.0%
Automobiles - 2.5%
Lordstown Motors Corp. (a)	41,185	796,518
Neutron Holdings, Inc. (c)	77,208	1,143
Rad Power Bikes, Inc. (c)(d)	13,874	66,926
Tesla, Inc. (a)	25,405	17,161,078
XPeng, Inc. ADR (a)(e)	7,100	242,181
		18,267,846
Diversified Consumer Services - 0.2%
Arco Platform Ltd. Class A (a)	23,145	822,805
FSN E-Commerce Ventures Pvt Ltd. (c)(d)	3,374	276,519
		1,099,324
Hotels, Restaurants & Leisure - 0.1%
Airbnb, Inc. Class A	1,800	371,430
Penn National Gaming, Inc. (a)	1,400	162,092
Rush Street Interactive, Inc. (d)	19,900	309,047
		842,569
Household Durables - 0.4%
Purple Innovation, Inc. (a)(e)	87,700	3,226,483
Internet & Direct Marketing Retail - 9.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	40,108	9,536,078
Allegro.eu SA (a)(b)	73,600	1,263,229
Amazon.com, Inc. (a)	10,711	33,128,373
Doordash, Inc.	1,500	254,235
Etsy, Inc. (a)	5,900	1,299,593
HelloFresh AG (a)	20,100	1,564,232
Magnite, Inc. (a)	17,000	830,790
MercadoLibre, Inc. (a)	2,057	3,369,592
Pinduoduo, Inc. ADR (a)	61,064	10,451,714
The Booking Holdings, Inc. (a)	852	1,983,891
THG PLC	17,100	168,672
Wayfair LLC Class A (a)	31,286	9,041,028
Zomato Pvt Ltd. (c)(d)	11	58,022
		72,949,449
Leisure Products - 0.4%
Peloton Interactive, Inc. Class A (a)	24,700	2,975,609
Specialty Retail - 2.0%
Auto1 Group SE (b)	9,800	543,913
CarLotz, Inc. (d)	97,941	829,952
Carvana Co. Class A (a)	37,062	10,507,077
Cazoo Holdings Ltd. (c)(d)	5,386	79,728
Dick's Sporting Goods, Inc.	5,200	371,124
Lithia Motors, Inc. Class A (sub. vtg.)	1,000	373,950
Shift Technologies, Inc. (d)	92,200	815,970
Shift Technologies, Inc. Class A (a)	4,900	43,365
Vroom, Inc.	32,900	1,455,825
		15,020,904
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. (a)(c)(d)	4,490	51,904
Bombas LLC (c)(d)	158,738	701,539
Deckers Outdoor Corp. (a)	800	260,888
lululemon athletica, Inc. (a)	11,001	3,428,792
		4,443,123

TOTAL CONSUMER DISCRETIONARY		118,825,307

CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	500	514,355
Food & Staples Retailing - 1.0%
Blink Health, Inc. Series A1 (c)(d)	1,597	52,126
Costco Wholesale Corp.	15,300	5,064,300
Performance Food Group Co. (a)	40,424	2,192,598
Sweetgreen, Inc. warrants 1/21/26 (a)(c)(d)	13,663	53,969
		7,362,993
Food Products - 0.1%
Beyond Meat, Inc. (a)(e)	3,615	525,910
Freshpet, Inc. (a)	3,200	498,816
		1,024,726
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	709	54,380
RLX Technology, Inc. ADR	6,300	110,313
		164,693

TOTAL CONSUMER STAPLES		9,066,767

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Reliance Industries Ltd.	27,892	456,743
Reliance Industries Ltd.	399,989	11,283,891
		11,740,634
FINANCIALS - 2.4%
Capital Markets - 0.4%
London Stock Exchange Group PLC	13,834	1,858,996
MSCI, Inc.	501	207,675
XP, Inc. Class A (a)	21,400	944,596
		3,011,267
Consumer Finance - 1.1%
Capital One Financial Corp.	17,200	2,067,268
LendingTree, Inc. (a)	17,197	4,623,757
Synchrony Financial	38,700	1,496,916
		8,187,941
Diversified Financial Services - 0.8%
AppHarvest, Inc. (a)(e)	6,400	194,880
AppHarvest, Inc. (d)	117,259	3,392,010
Coinbase, Inc. (a)(c)(d)	600	223,800
Deerfield Healthcare Technology Acquisitions Corp. Class A (a)	72,912	925,253
Jaws Acquisition Corp. (a)	41,524	594,624
Nuvation Bio, Inc. (d)	65,294	589,409
		5,919,976
Insurance - 0.1%
Goosehead Insurance	5,600	725,424
Palomar Holdings, Inc. (a)	700	59,591
		785,015

TOTAL FINANCIALS		17,904,199

HEALTH CARE - 16.7%
Biotechnology - 6.3%
AbbVie, Inc.	17,400	1,874,676
ACADIA Pharmaceuticals, Inc. (a)	22,000	1,077,340
Acceleron Pharma, Inc. (a)	2,800	381,248
ADC Therapeutics SA (a)	9,800	260,582
Agios Pharmaceuticals, Inc. (a)	31,700	1,503,848
Alexion Pharmaceuticals, Inc. (a)	22,985	3,510,959
Alnylam Pharmaceuticals, Inc. (a)	20,463	3,030,570
Applied Therapeutics, Inc. (a)	16,800	364,896
Arcutis Biotherapeutics, Inc. (a)	7,800	266,526
Argenx SE ADR (a)	2,471	817,110
Ascendis Pharma A/S sponsored ADR (a)	8,116	1,257,737
Black Diamond Therapeutics, Inc. (a)	4,800	134,400
Crinetics Pharmaceuticals, Inc. (a)	21,039	321,686
Cullinan Oncology, Inc.	1,300	52,546
Exelixis, Inc. (a)	5,100	110,466
FibroGen, Inc. (a)	28,936	1,447,668
Forma Therapeutics Holdings, Inc.	6,500	250,965
Fusion Pharmaceuticals, Inc. (a)	8,800	102,784
Generation Bio Co.	5,400	188,568
Global Blood Therapeutics, Inc. (a)	2,600	110,760
Gritstone Oncology, Inc. (a)	29,143	395,471
Insmed, Inc. (a)(e)	55,900	1,999,543
Intercept Pharmaceuticals, Inc. (a)	10,863	235,293
Keros Therapeutics, Inc.	8,400	549,948
Kura Oncology, Inc. (a)	7,100	198,800
Kymera Therapeutics, Inc. (a)	1,100	52,778
Mirati Therapeutics, Inc. (a)	3,000	602,760
Moderna, Inc. (a)	9,000	1,393,290
Morphic Holding, Inc. (a)	17,000	614,720
Neurocrine Biosciences, Inc. (a)	41,036	4,493,852
Novavax, Inc. (a)	19,500	4,508,985
Nuvation Bio Pvt, Inc.	37,476	338,296
ORIC Pharmaceuticals, Inc. (a)	4,000	129,600
Passage Bio, Inc.	13,100	236,062
Poseida Therapeutics, Inc. (a)	3,100	34,224
Prelude Therapeutics, Inc.	10,900	679,397
Protagonist Therapeutics, Inc. (a)	16,800	395,976
PTC Therapeutics, Inc. (a)	2,900	165,590
Regeneron Pharmaceuticals, Inc. (a)	14,524	6,544,079
Relay Therapeutics, Inc. (a)	18,500	763,495
Repare Therapeutics, Inc.	1,200	39,480
Revolution Medicines, Inc.	17,000	776,560
Sage Therapeutics, Inc. (a)	1,797	152,745
Sarepta Therapeutics, Inc. (a)	18,647	1,623,408
TG Therapeutics, Inc. (a)	18,300	800,991
Turning Point Therapeutics, Inc. (a)	5,800	683,878
Vaxcyte, Inc.	17,702	417,059
Zentalis Pharmaceuticals, Inc.	20,200	849,208
Zymeworks, Inc. (a)	5,800	210,598
		46,951,421
Health Care Equipment & Supplies - 4.1%
Boston Scientific Corp. (a)	143,712	5,573,151
Danaher Corp.	10,000	2,196,700
DexCom, Inc. (a)	6,515	2,591,537
Hologic, Inc. (a)	31,900	2,299,671
Insulet Corp. (a)	12,945	3,354,050
Intuitive Surgical, Inc. (a)	472	347,770
Masimo Corp. (a)	2,794	700,540
Novocure Ltd. (a)	13,076	1,949,632
Outset Medical, Inc.	4,000	199,160
Penumbra, Inc. (a)	15,695	4,464,129
SmileDirectClub, Inc. (a)(e)	116,881	1,355,820
TransMedics Group, Inc. (a)(e)	153,271	5,500,896
ViewRay, Inc. (a)	23,500	102,460
		30,635,516
Health Care Providers & Services - 4.8%
1Life Healthcare, Inc. (a)	133,616	6,348,096
Centene Corp. (a)	61,357	3,591,839
Cigna Corp.	13,736	2,883,186
Clover Health Investments Corp. (d)	11,000	103,400
Clover Health Investments Corp. Class B	131,124	1,109,309
Guardant Health, Inc. (a)	4,200	618,156
Humana, Inc.	19,393	7,362,552
Oak Street Health, Inc. (a)	51,200	2,715,136
Rede D'Oregon Sao Luiz SA (b)	5,800	71,514
UnitedHealth Group, Inc.	32,223	10,705,125
		35,508,313
Health Care Technology - 0.3%
GoodRx Holdings, Inc. (e)	25,500	1,135,260
Inspire Medical Systems, Inc. (a)	4,600	1,070,834
Veeva Systems, Inc. Class A (a)	700	196,077
		2,402,171
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)	2,160	384,458
Bruker Corp.	11,301	689,135
Sartorius Stedim Biotech	2,877	1,256,590
Sotera Health Co.	11,300	295,495
		2,625,678
Pharmaceuticals - 0.9%
AstraZeneca PLC sponsored ADR	11,553	558,934
Horizon Therapeutics PLC (a)	10,800	981,828
IMARA, Inc.	29,800	375,182
Intra-Cellular Therapies, Inc. (a)	5,600	198,408
Nabriva Therapeutics PLC (a)(e)	63,035	150,654
Nabriva Therapeutics PLC warrants 6/1/22 (a)	380,833	537
Nektar Therapeutics (a)	78,703	1,785,771
Roche Holding AG (participation certificate)	5,436	1,783,329
Theravance Biopharma, Inc. (a)	40,498	671,052
		6,505,695

TOTAL HEALTH CARE		124,628,794

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	7,500	1,241,175
Northrop Grumman Corp.	2,119	618,028
Space Exploration Technologies Corp. Class A (a)(c)(d)	300	125,997
		1,985,200
Air Freight & Logistics - 0.0%
InPost SA	13,700	300,114
Building Products - 0.2%
The AZEK Co., Inc.	33,100	1,460,041
Electrical Equipment - 0.9%
Plug Power, Inc. (a)	45,300	2,191,614
Shoals Technologies Group, Inc.	6,400	208,768
Sunrun, Inc. (a)	38,088	2,383,547
Vestas Wind Systems A/S	9,938	1,863,624
		6,647,553
Professional Services - 0.3%
Boa Vista Servicos SA	117,700	220,942
Clarivate Analytics PLC (a)	50,100	1,139,775
TransUnion Holding Co., Inc.	15,438	1,300,034
		2,660,751
Road & Rail - 2.2%
Lyft, Inc. (a)	105,156	5,857,189
Uber Technologies, Inc. (a)	200,220	10,361,385
		16,218,574

TOTAL INDUSTRIALS		29,272,233

INFORMATION TECHNOLOGY - 35.9%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	25,600	2,304,000
Electronic Equipment & Components - 0.9%
CDW Corp.	2,700	423,603
Flex Ltd. (a)	143,609	2,612,248
II-VI, Inc. (a)	27,700	2,335,110
Jabil, Inc.	33,000	1,424,610
		6,795,571
IT Services - 6.1%
Affirm Holdings, Inc. (e)	1,800	167,508
EPAM Systems, Inc. (a)	2,153	804,382
Genpact Ltd.	26,494	1,071,417
Global Payments, Inc.	14,325	2,836,207
GoDaddy, Inc. (a)	71,098	5,767,470
MasterCard, Inc. Class A	10,647	3,767,441
MongoDB, Inc. Class A (a)	6,154	2,375,013
PayPal Holdings, Inc. (a)	18,715	4,863,093
Repay Holdings Corp. (a)	29,000	632,200
Shopify, Inc. (a)	100	128,097
Snowflake Computing, Inc.	1,000	259,540
Snowflake Computing, Inc.:
Class B	357	88,023
Class B (b)	118	30,626
Square, Inc. (a)	14,500	3,335,435
Twilio, Inc. Class A (a)	16,419	6,450,697
Visa, Inc. Class A	20,887	4,436,190
Wix.com Ltd. (a)	24,068	8,389,383
		45,402,722
Semiconductors & Semiconductor Equipment - 7.8%
Applied Materials, Inc.	48,462	5,727,724
Array Technologies, Inc.	24,700	915,876
Cirrus Logic, Inc. (a)	2,300	188,094
Enphase Energy, Inc. (a)	11,600	2,042,296
Inphi Corp. (a)	3,800	625,442
Lam Research Corp.	8,466	4,801,831
Marvell Technology Group Ltd.	81,275	3,923,957
Micron Technology, Inc. (a)	109,637	10,035,075
NVIDIA Corp.	25,788	14,146,781
NXP Semiconductors NV	53,328	9,735,026
ON Semiconductor Corp. (a)	87,095	3,507,316
Semtech Corp. (a)	3,500	256,585
SolarEdge Technologies, Inc. (a)	6,338	1,890,689
SunPower Corp. (a)(e)	2,100	73,017
Universal Display Corp.	1,800	381,042
		58,250,751
Software - 17.1%
Adobe, Inc. (a)	14,709	6,761,286
Alteryx, Inc. Class A (a)	700	66,920
Anaplan, Inc. (a)	33,100	2,151,169
Autodesk, Inc. (a)	9,335	2,576,460
Bill.Com Holdings, Inc. (a)	700	115,507
BTRS Holdings, Inc. (d)	65,083	1,099,903
Cerence, Inc. (a)(e)	7,800	867,516
Ceridian HCM Holding, Inc. (a)	19,700	1,766,302
Cloudflare, Inc. (a)	11,900	880,243
Coupa Software, Inc. (a)	4,677	1,619,458
Digital Turbine, Inc. (a)	89,300	7,373,501
DocuSign, Inc. (a)	6,261	1,419,118
Dynatrace, Inc. (a)	134,911	6,713,171
Elastic NV (a)	26,564	3,569,936
Epic Games, Inc. (c)(d)	700	402,500
Everbridge, Inc. (a)(e)	2,200	337,106
fuboTV, Inc. (a)(e)	24,400	861,320
HubSpot, Inc. (a)	10,576	5,446,640
Intuit, Inc.	10,786	4,208,050
Lightspeed POS, Inc. (Canada) (a)	72,587	4,970,322
Microsoft Corp.	222,029	51,595,096
RingCentral, Inc. (a)	2,001	756,698
Salesforce.com, Inc. (a)	46,082	9,976,753
ServiceNow, Inc. (a)	7,218	3,850,514
Technology One Ltd.	11,334	73,779
The Trade Desk, Inc. (a)	823	662,836
Viant Technology, Inc. (e)	26,883	1,333,128
Volue A/S	44,500	290,231
Workday, Inc. Class A (a)	12,061	2,957,116
Zendesk, Inc. (a)	5,100	745,314
Zoom Video Communications, Inc. Class A (a)	4,700	1,755,967
		127,203,860
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	195,872	23,751,439
Samsung Electronics Co. Ltd.	45,000	3,292,610
		27,044,049

TOTAL INFORMATION TECHNOLOGY		267,000,953

MATERIALS - 0.7%
Chemicals - 0.7%
Corbion NV	4,500	255,728
LG Chemical Ltd.	5,922	4,364,588
The Chemours Co. LLC	18,233	429,022
		5,049,338
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	2,998	647,958
Crown Castle International Corp.	1,000	155,750
		803,708
Real Estate Management & Development - 0.1%
Redfin Corp. (a)	12,391	938,494

TOTAL REAL ESTATE		1,742,202

UTILITIES - 1.3%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	2,800	209,580
Edison International	47,402	2,559,234
Evergy, Inc.	4,800	257,424
FirstEnergy Corp.	28,800	954,432
NextEra Energy, Inc.	19,240	1,413,755
ORSTED A/S (b)	14,063	2,277,206
		7,671,631
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	14,050	650,610
NextEra Energy Partners LP	5,200	377,728
The AES Corp.	47,000	1,248,320
		2,276,658

TOTAL UTILITIES		9,948,289

TOTAL COMMON STOCKS
(Cost $319,988,261)		723,536,354

Preferred Stocks - 2.9%
Convertible Preferred Stocks - 2.9%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series D (a)(c)(d)	74,400	106,392
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.4%
Rad Power Bikes, Inc.:
Series A (c)(d)	1,809	8,726
Series C (c)(d)	7,117	34,331
Rivian Automotive, Inc.:
Series E (c)(d)	73,370	2,703,685
Series F (c)(d)	9,512	350,517
		3,097,259
Internet & Direct Marketing Retail - 0.3%
Instacart, Inc.:
Series H (c)(d)	10,566	1,320,750
Series I (c)(d)	3,119	389,875
Zomato Pvt Ltd.:
Series G (c)(d)	3	15,824
Series J7 (c)(d)	17	89,671
Series K (c)(d)	27	142,419
		1,958,539
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	1,770	20,461
Series B (a)(c)(d)	310	3,584
Series C (a)(c)(d)	2,980	34,449
Series Seed (a)(c)(d)	950	10,982
		69,476
TOTAL CONSUMER DISCRETIONARY		5,125,274
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(c)(d)	14,838	484,312
Sweetgreen, Inc.:
Series C (a)(c)(d)	322	4,234
Series D (a)(c)(d)	5,177	68,078
Series I (a)(c)(d)	12,201	160,443
Series J (c)(d)	13,663	179,668
		896,735
Tobacco - 0.8%
JUUL Labs, Inc.:
Series C (a)(c)(d)	70,175	5,382,423
Series D (a)(c)(d)	938	71,945
		5,454,368
TOTAL CONSUMER STAPLES		6,351,103
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Alkami Technology, Inc. Series F (c)(d)	37,790	604,640
Sonder Holdings, Inc.:
Series D1 (c)(d)	15,672	168,739
Series E (c)(d)	48,893	526,426
		1,299,805
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp.:
Series I (a)(c)(d)	3,290	1,381,767
Series N (c)(d)	2,559	1,074,754
		2,456,521
Road & Rail - 0.2%
Convoy, Inc. Series D (a)(c)(d)	93,888	1,503,147
TOTAL INDUSTRIALS		3,959,668
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (c)(d)	17,400	139,130
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (c)(d)	285,844	316,911
IT Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)	4,644	508,862
Yanka Industries, Inc. Series E (c)(d)	19,716	238,154
		747,016
Software - 0.5%
ACV Auctions, Inc.:
Series E (a)(c)(d)	229,793	1,361,317
Series E1 (c)(d)	32,900	194,903
Bird Rides, Inc. (c)(d)	55,422	290,411
Databricks, Inc. Series G (c)(d)	2,200	390,209
DoubleVerify, Inc. Series A (c)(d)	132,100	757,871
Thoughtworks, Inc. Series A (c)(d)	500	306,075
		3,300,786
TOTAL INFORMATION TECHNOLOGY		4,503,843

TOTAL CONVERTIBLE PREFERRED STOCKS		21,346,085

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (c)(d)	1,387,600	20,536
Waymo LLC Series A2 (c)(d)	2,896	248,671
		269,207
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (c)(d)	176	2,605
Series B (c)(d)	3,078	45,563
Series C (c)(d)	62	918
Series D (c)(d)	10,997	162,786
		211,872
TOTAL CONSUMER DISCRETIONARY		481,079
TOTAL PREFERRED STOCKS
(Cost $12,980,799)		21,827,164
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	47,700	47,700
4% 6/12/27 (c)(d)	13,100	13,100
TOTAL CONVERTIBLE BONDS
(Cost $60,800)		60,800

Preferred Securities - 0.1%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc. 3% (c)(d)(f)	308,135	308,135
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(d)	121,700	121,700
TOTAL PREFERRED SECURITIES
(Cost $429,835)		429,835
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.07% (g)	691,334	691,472
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	12,715,827	12,717,098
TOTAL MONEY MARKET FUNDS
(Cost $13,408,570)		13,408,570
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $346,868,265)		759,262,723
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(14,571,187)
NET ASSETS - 100%		$744,691,536

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,405,454 or 0.6% of net assets.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,604,901 or 4.2% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ACV Auctions, Inc. Series E	11/6/19	$1,270,801
ACV Auctions, Inc. Series E1	9/4/20	$194,903
Alkami Technology, Inc. Series F	9/24/20	$604,640
Allbirds, Inc.	10/9/18	$49,243
Allbirds, Inc. Series A	10/9/18	$19,412
Allbirds, Inc. Series B	10/9/18	$3,400
Allbirds, Inc. Series C	10/9/18	$32,682
Allbirds, Inc. Series Seed	10/9/18	$10,419
AppHarvest, Inc.	1/29/21	$1,172,590
Bird Rides, Inc.	2/12/21	$290,288
Blink Health, Inc. Series A1	12/30/20	$43,263
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$566,455
Bombas LLC	2/16/21	$701,540
BTRS Holdings, Inc.	1/12/21	$650,830
ByteDance Ltd. Series E1	11/18/20	$508,862
CarLotz, Inc.	1/21/21	$979,410
Cazoo Holdings Ltd.	9/30/20	$73,842
Cazoo Holdings Ltd. Series A	9/30/20	$2,413
Cazoo Holdings Ltd. Series B	9/30/20	$42,199
Cazoo Holdings Ltd. Series C	9/30/20	$850
Cazoo Holdings Ltd. Series D	9/30/20	$150,769
Clover Health Investments Corp.	1/5/21	$110,000
Coinbase, Inc.	2/25/21 - 2/26/21	$226,444
Convoy, Inc. Series D	10/30/19	$1,271,244
Databricks, Inc. Series G	2/1/21	$390,209
DoubleVerify, Inc. Series A	11/18/20	$757,871
Enevate Corp. Series E	1/29/21	$316,911
Enevate Corp. 0% 1/29/23	1/29/21	$121,700
Epic Games, Inc.	7/13/20 - 7/30/20	$402,500
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$277,814
Instacart, Inc. Series H	11/13/20	$633,960
Instacart, Inc. Series I	2/26/21	$389,875
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$253,709
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$47,700
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$13,100
Nuvation Bio, Inc.	2/10/21	$652,940
Rad Power Bikes, Inc.	1/21/21	$66,926
Rad Power Bikes, Inc. Series A	1/21/21	$8,726
Rad Power Bikes, Inc. Series C	1/21/21	$34,331
Rivian Automotive, Inc. Series E	7/10/20	$1,136,501
Rivian Automotive, Inc. Series F	1/19/21	$350,517
Rush Street Interactive, Inc.	12/29/20	$199,000
Shift Technologies, Inc.	10/13/20	$922,000
Sonder Holdings, Inc. Series D1	12/20/19	$164,493
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$526,426
Space Exploration Technologies Corp. Class A	2/16/21	$125,997
Space Exploration Technologies Corp. Series I	4/5/18	$556,010
Space Exploration Technologies Corp. Series N	8/4/20	$690,930
Starry, Inc. Series D	7/30/20	$106,392
Starry, Inc. 3%	9/4/20	$308,135
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$5,506
Sweetgreen, Inc. Series D	9/13/19	$88,527
Sweetgreen, Inc. Series I	9/13/19	$208,637
Sweetgreen, Inc. Series J	1/21/21	$233,637
Thoughtworks, Inc. Series A	1/13/21	$306,075
Waymo LLC Series A2	5/8/20	$248,671
Xsight Labs Ltd. Series D	2/16/21	$139,130
Yanka Industries, Inc. Series E	5/15/20	$238,154
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$45,264
Zomato Pvt Ltd. Series G	2/5/21	$12,370
Zomato Pvt Ltd. Series J7	12/9/20	$69,241
Zomato Pvt Ltd. Series K	2/10/21	$144,653

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$134
Fidelity Securities Lending Cash Central Fund	41,773
Total	$41,907

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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